Derivatives - Hedges of net investments in foreign operations (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedging assets	$ 2,223	$ 1,663
Fair value of hedging liabilities	$ 4,069	$ 2,771
Notional amount	192,457	208,905
Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Fair value of hedging assets	$ 0	$ 0
Fair value of hedging liabilities	$ 733	$ 485
Notional amount	10,500	10,500
Gains (losses) on ineffectiveness of hedges of net investments in foreign operations recognised in profit or loss	$ 0	$ 0
Reserve of cash flow hedges	(56)	304	$ 780
Reclassification adjustments on cash flow hedges, net of tax	$ 0	$ 0	$ 0